OTHER NON-FINANCIAL ASSETS AND NON-FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Detailed Information About Other Non Financial Assets And Non Financial Liabilities [Abstract]
Disclosure Of Detailed Information About Other Non Financial Assets And Non Financial Liabilities [Text Block]
	12-31 -2019	12-31-2018
Current non-financial assets	ThU.S.$	ThU.S.$
Roads to amortize current	48,380	41,456
Prepayment to amortize (insurance and others)	17,965	14,020
Recoverable taxes (GST and others)	102,875	71,021
Other current non-financial assets	4,890	3,357
Total	174,110	129,854

	12-31 -2019	12-31-2018
Non-current non-financial assets	ThU.S.$	ThU.S.$
Roads to amortize, non-current	96,530	78,418
Guarantee values	4,442	3,295
Recoverable taxes	4,568	1,519
Other non-current non-financial assets	6,874	3,716
Total	112,414	86,948

	12-31 -2019	12-31-2018
Current non-financial liabilities	ThU.S.$	ThU.S.$
Provision of minimum dividend (1)	2,451	182,890
ICMS tax payable	18,195	9,109
Other tax payable	18,206	14,034
Other Current non-financial liabilities	1,213	6,577
Total	40,065	212,610

(1) Provision includes a minimum dividend of subsidiary minority.

	12-31 -2019	12-31-2018
Non-current non-financial liabilities	ThU.S.$	ThU.S.$
ICMS tax payable	111,012	111,134
Other non-current non-financial liabilities	424	933
Total	111,436	112,067